ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Details 1) (USD $)	9 Months Ended
	Jul. 31, 2012	Jun. 13, 2012
Exercise Price:	$ 0.148
Stock Price:	$ 0.148	$ 0.15
Days to Maturity:	10 years
Risk-free Rate:	2.10%
Volatility:	143.00%